Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2021
Analysis Of Other Comprehensive Income By Item [Abstract]
Accumulated Other Comprehensive (Loss) Income	Accumulated Other Comprehensive (Loss) Income
The components of accumulated other comprehensive (loss) income, net of taxes, were as follows:

	2021	2020
Derivative financial instruments designated as cash flow hedges	$77	$69
Foreign currency translation adjustment	(78)	(61)
	$(1)	$8